CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment securities, available-for sale, Amortized cost current	$ 1,001	$ 0
Investment securities, held-to-maturity, Fair value current	0	266	$ 0
Investment securities, available-for sale, Amortized cost Noncurrent	35,281	53,953	56,382
Investment securities, held-to-maturity, Fair value Noncurrent	$ 703	$ 471	$ 685
Preferred stock per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	0	155,387,025	155,387,025
Preferred stock, shares issued	0	139,444,346	139,444,346
Preferred stock, shares outstanding	0	139,444,346	139,444,346
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common stock, shares authorized		351,572,668	351,572,668
Common stock, shares, issued		89,972,184	88,674,206
Common stock, shares, outstanding		89,206,266	88,279,119
Liquidation preference	$ 0	$ 470,256
Class A Common Stock
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,500,000,000	0
Common stock, shares, issued	148,279,247	0
Common stock, shares, outstanding	148,279,247	0
Class B Common Stock
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	351,572,668
Common stock, shares, issued	259,821,838	89,206,266
Common stock, shares, outstanding	259,821,838	89,206,266